UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

U.S. Government Securities FundSM
Investment portfolio

November 30, 2008
unaudited

Bonds & notes — 95.55%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 52.15%
Federal agency mortgage-backed obligations[1] — 50.03%
Freddie Mac 7.00% 2008	$—	$—
Freddie Mac 8.50% 2009	4	4
Freddie Mac 6.00% 2014	140	144
Freddie Mac 6.00% 2017	524	539
Freddie Mac 8.50% 2018	—	—
Freddie Mac 4.50% 2019	7,761	7,802
Freddie Mac 4.50% 2019	1,666	1,674
Freddie Mac 4.50% 2023	31,810	31,737
Freddie Mac 5.00% 2023	17,507	17,678
Freddie Mac 5.00% 2023	12,000	12,117
Freddie Mac 5.50% 2023	85,811	87,188
Freddie Mac 5.50% 2023	14,083	14,309
Freddie Mac 6.00% 2023	49,105	50,108
Freddie Mac 10.00% 2025	1,122	1,295
Freddie Mac 6.00% 2026	11,373	11,672
Freddie Mac 6.00% 2027	21,806	22,378
Freddie Mac 4.635% 2035[2]	8,865	8,798
Freddie Mac 5.00% 2035	24,644	24,827
Freddie Mac 5.00% 2035	15,000	15,106
Freddie Mac 4.50% 2036	2,176	2,143
Freddie Mac 4.50% 2036	1,485	1,462
Freddie Mac 5.00% 2036	30,008	30,221
Freddie Mac 5.875% 2036[2]	41,317	41,824
Freddie Mac 6.00% 2036	24,411	24,980
Freddie Mac 6.00% 2036	11,854	12,131
Freddie Mac 4.763% 2037[2]	3,409	3,388
Freddie Mac 5.00% 2037	23,753	23,900
Freddie Mac 5.464% 2037[2]	4,360	4,414
Freddie Mac 5.50% 2037	12,850	13,051
Freddie Mac 5.50% 2037	9,355	9,501
Freddie Mac 5.50% 2037	9,111	9,254
Freddie Mac 5.50% 2037	8,924	9,063
Freddie Mac 5.50% 2037	7,980	8,105
Freddie Mac 5.50% 2037	4,656	4,729
Freddie Mac 5.50% 2037	1,840	1,868
Freddie Mac 5.676% 2037[2]	4,670	4,693
Freddie Mac 5.783% 2037[2]	4,342	4,379
Freddie Mac 5.975% 2037[2]	2,534	2,556
Freddie Mac 6.00% 2037	9,153	9,370
Freddie Mac 6.00% 2037	6,603	6,755
Freddie Mac 6.00% 2037	5,431	5,556
Freddie Mac 6.00% 2037	3,668	3,752
Freddie Mac 6.049% 2037[2]	2,679	2,701
Freddie Mac 6.057% 2037[2]	2,422	2,454
Freddie Mac 6.267% 2037[2]	4,738	4,773
Freddie Mac 6.283% 2037[2]	3,204	3,237
Freddie Mac 6.372% 2037[2]	3,868	3,921
Freddie Mac 6.50% 2037	19,302	19,882
Freddie Mac 6.50% 2037	8,966	9,235
Freddie Mac 6.50% 2037	4,093	4,155
Freddie Mac 6.50% 2037	1,768	1,795
Freddie Mac 4.50% 2038	9,940	9,774
Freddie Mac 4.50% 2038	594	584
Freddie Mac 4.65% 2038[2]	5,613	5,554
Freddie Mac 4.816% 2038[2]	4,957	4,906
Freddie Mac 4.966% 2038[2]	1,468	1,464
Freddie Mac 5.00% 2038	114,043	114,747
Freddie Mac 5.00% 2038	10,202	10,265
Freddie Mac 5.00% 2038	9,955	10,016
Freddie Mac 5.00% 2038	9,919	9,980
Freddie Mac 5.00% 2038	8,989	9,044
Freddie Mac 5.00% 2038	6,804	6,846
Freddie Mac 5.00% 2038	5,123	5,155
Freddie Mac 5.00% 2038	4,984	5,015
Freddie Mac 5.00% 2038	1,737	1,747
Freddie Mac 5.132% 2038[2]	22,524	22,534
Freddie Mac 5.17% 2038[2]	4,979	4,959
Freddie Mac 5.50% 2038	79,384	80,624
Freddie Mac 5.50% 2038	58,374	59,286
Freddie Mac 5.50% 2038	45,562	46,274
Freddie Mac 5.50% 2038	39,389	40,011
Freddie Mac 5.50% 2038	34,883	35,434
Freddie Mac 5.50% 2038	34,587	35,127
Freddie Mac 5.50% 2038	24,910	25,299
Freddie Mac 5.50% 2038	20,000	20,312
Freddie Mac 5.50% 2038	19,905	19,793
Freddie Mac 5.50% 2038	13,176	13,382
Freddie Mac 5.50% 2038	11,944	12,130
Freddie Mac 5.50% 2038	9,900	10,055
Freddie Mac 5.50% 2038	7,930	8,054
Freddie Mac 5.50% 2038	6,984	7,093
Freddie Mac 5.50% 2038	6,674	6,777
Freddie Mac 5.50% 2038	6,424	6,525
Freddie Mac 5.50% 2038	4,959	5,036
Freddie Mac 5.545% 2038[2]	4,655	4,691
Freddie Mac 6.00% 2038	40,000	40,970
Freddie Mac 6.00% 2038	37,545	38,409
Freddie Mac 6.00% 2038	10,995	11,258
Freddie Mac 6.00% 2038	6,723	6,877
Freddie Mac 6.50% 2038	39,473	40,633
Freddie Mac 6.50% 2038	33,997	35,018
Freddie Mac 6.50% 2038	25,003	25,754
Freddie Mac 6.50% 2038	21,621	22,271
Freddie Mac, Series 2356, Class GD, 6.00% 2016	4,455	4,568
Freddie Mac, Series 2289, Class NA, 11.957% 2020[2]	1,241	1,384
Freddie Mac, Series 178, Class Z, 9.25% 2021	53	60
Freddie Mac, Series 2289, Class NB, 11.481% 2022[2]	291	330
Freddie Mac, Series 1567, Class A, 1.838% 2023[2]	56	53
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,467	1,385
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,694	1,762
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,328	3,393
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	552	579
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,144	4,325
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	9,046	7,551
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	4,718	3,875
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	4,267	3,214
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,769	2,203
Freddie Mac, Series 3156, Class PF, 1.673% 2036[2]	10,743	10,304
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,026	5,002
Freddie Mac, Series 3233, Class PA, 6.00% 2036	6,587	6,714
Freddie Mac, Series 3272, Class PA, 6.00% 2037	8,709	8,885
Fannie Mae 7.00% 2009	2	2
Fannie Mae 9.00% 2009	—	—
Fannie Mae 7.00% 2010[3]	25	26
Fannie Mae 8.50% 2010	2	2
Fannie Mae 7.00% 2011	10	11
Fannie Mae 9.50% 2011	8	9
Fannie Mae 7.00% 2017	126	131
Fannie Mae 10.50% 2018	1,266	1,477
Fannie Mae 4.50% 2019	6,287	6,322
Fannie Mae 12.00% 2019	416	475
Fannie Mae 4.50% 2020	19,256	19,398
Fannie Mae 4.50% 2020	17,669	17,769
Fannie Mae 4.50% 2020	6,203	6,249
Fannie Mae 4.50% 2020	3,460	3,476
Fannie Mae 5.00% 2020	7,150	7,285
Fannie Mae 6.00% 2021	420	429
Fannie Mae 6.00% 2021	399	408
Fannie Mae 6.00% 2021	331	338
Fannie Mae 9.50% 2022	38	43
Fannie Mae 6.00% 2024	3,417	3,507
Fannie Mae 11.01% 2025[2]	3,024	3,523
Fannie Mae 6.00% 2026	185	190
Fannie Mae 9.50% 2026	258	299
Fannie Mae 6.00% 2027	17,386	17,841
Fannie Mae 6.50% 2027	16,277	16,750
Fannie Mae 6.50% 2027	7,644	7,867
Fannie Mae 6.50% 2027	6,909	7,110
Fannie Mae 8.50% 2027	13	14
Fannie Mae 5.00% 2028	9,781	9,862
Fannie Mae 6.00% 2028	13,739	14,065
Fannie Mae 6.00% 2028	7,301	7,474
Fannie Mae 6.00% 2028	4,813	4,927
Fannie Mae 7.50% 2029	287	301
Fannie Mae 7.50% 2030	42	44
Fannie Mae 7.50% 2030	14	14
Fannie Mae 7.50% 2031	194	204
Fannie Mae 7.50% 2031	77	81
Fannie Mae 7.50% 2031	73	76
Fannie Mae 7.50% 2031	44	47
Fannie Mae 8.00% 2031	2,536	2,688
Fannie Mae 4.592% 2033[2]	1,682	1,675
Fannie Mae 5.50% 2033	13,179	13,440
Fannie Mae 4.50% 2034	36,252	35,839
Fannie Mae 4.468% 2035[2]	3,755	3,727
Fannie Mae 4.50% 2035	48,849	48,294
Fannie Mae 4.50% 2035	30,097	29,736
Fannie Mae 4.50% 2035[2]	2,002	1,990
Fannie Mae 4.536% 2035[2]	2,889	2,867
Fannie Mae 5.00% 2035	9,408	9,489
Fannie Mae 5.50% 2035	8,958	9,128
Fannie Mae 5.50% 2035	4,778	4,870
Fannie Mae 6.50% 2035	42,838	44,378
Fannie Mae 5.00% 2036	19,815	19,967
Fannie Mae 5.00% 2036	9,363	9,440
Fannie Mae 5.421% 2036[2]	6,454	6,490
Fannie Mae 5.50% 2036	9,971	10,147
Fannie Mae 5.50% 2036	315	321
Fannie Mae 5.512% 2036[2]	7,081	7,131
Fannie Mae 6.00% 2036	337	345
Fannie Mae 6.50% 2036	28,921	29,970
Fannie Mae 5.00% 2037	19,848	19,994
Fannie Mae 5.00% 2037	3,701	3,728
Fannie Mae 5.00% 2037	3,185	3,208
Fannie Mae 5.00% 2037	2,152	2,167
Fannie Mae 5.361% 2037[2]	10,242	10,310
Fannie Mae 5.50% 2037	90,392	90,064
Fannie Mae 5.50% 2037	59,522	60,570
Fannie Mae 5.50% 2037	54,537	55,523
Fannie Mae 5.50% 2037	34,045	33,922
Fannie Mae 5.50% 2037	6,687	6,663
Fannie Mae 5.50% 2037	4,912	4,998
Fannie Mae 5.50% 2037	4,462	4,446
Fannie Mae 5.632% 2037[2]	3,209	3,233
Fannie Mae 5.837% 2037[2]	4,409	4,462
Fannie Mae 6.00% 2037[3]	2,305	2,279
Fannie Mae 6.00% 2037	1,493	1,529
Fannie Mae 6.016% 2037[2]	1,043	1,050
Fannie Mae 6.018% 2037[2]	3,130	3,175
Fannie Mae 6.172% 2037[2]	1,720	1,744
Fannie Mae 6.334% 2037[2]	13,148	13,362
Fannie Mae 6.50% 2037	14,065	14,263
Fannie Mae 6.50% 2037	12,865	13,046
Fannie Mae 6.50% 2037	10,148	10,290
Fannie Mae 6.50% 2037	8,583	8,704
Fannie Mae 6.50% 2037	7,295	7,510
Fannie Mae 6.50% 2037	6,111	6,290
Fannie Mae 6.50% 2037	5,719	5,799
Fannie Mae 6.50% 2037	5,454	5,614
Fannie Mae 6.50% 2037	2,550	2,625
Fannie Mae 7.00% 2037	12,139	12,429
Fannie Mae 7.00% 2037	11,428	11,700
Fannie Mae 7.00% 2037	8,683	8,890
Fannie Mae 7.00% 2037	7,142	7,312
Fannie Mae 7.00% 2037	4,874	5,069
Fannie Mae 7.00% 2037	3,189	3,316
Fannie Mae 7.00% 2037	2,587	2,649
Fannie Mae 7.00% 2037[3]	2,139	2,181
Fannie Mae 7.00% 2037	1,732	1,773
Fannie Mae 7.00% 2037	1,343	1,375
Fannie Mae 7.00% 2037	675	691
Fannie Mae 7.50% 2037	1,966	2,016
Fannie Mae 7.50% 2037	1,169	1,198
Fannie Mae 4.442% 2038[2]	4,823	4,761
Fannie Mae 4.539% 2038[2]	1,848	1,832
Fannie Mae 5.00% 2038	53,798	54,192
Fannie Mae 5.00% 2038	15,621	15,736
Fannie Mae 5.00% 2038	9,957	10,030
Fannie Mae 5.00% 2038	4,590	4,624
Fannie Mae 5.442% 2038[2]	12,961	13,068
Fannie Mae 5.482% 2038[2]	2,848	2,875
Fannie Mae 5.50% 2038	80,812	82,236
Fannie Mae 5.50% 2038	25,014	25,455
Fannie Mae 5.50% 2038	6,590	6,706
Fannie Mae 5.553% 2038[2]	697	697
Fannie Mae 6.00% 2038	42,426	43,432
Fannie Mae 6.00% 2038	19,933	20,405
Fannie Mae 6.00% 2038	8,519	8,721
Fannie Mae 6.00% 2038	6,931	6,987
Fannie Mae 6.50% 2038	50,814	52,307
Fannie Mae 6.50% 2038	27,936	28,748
Fannie Mae 6.50% 2038	26,697	27,473
Fannie Mae 6.50% 2038	17,250	17,751
Fannie Mae 6.50% 2038	12,579	12,944
Fannie Mae 6.50% 2038	11,349	11,679
Fannie Mae 6.50% 2038	11,017	11,337
Fannie Mae 7.00% 2038	14,485	14,831
Fannie Mae 6.457% 2047[2]	12,207	12,417
Fannie Mae 6.499% 2047[2]	5,444	5,547
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	25,737
Fannie Mae, Series 35, Class 2, 12.00% 2018	17	18
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	5,187	5,196
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	193	210
Fannie Mae, Series 2001-4, Class NA, 11.874% 2025[2]	2,337	2,582
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	657	689
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	2,622	2,756
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,241	1,274
Fannie Mae, Series 2001-20, Class E, 9.625% 2031[2]	76	84
Fannie Mae, Series 2001-20, Class C, 12.043% 2031[2]	291	328
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	10,149	9,993
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	17,955	18,117
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	6,038	4,946
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	4,839	3,845
Fannie Mae, Series 2006-65, Class PF, 1.675% 2036[2]	6,655	6,412
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,101	1,130
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,058	7,049
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	4,497	4,663
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	31,796	32,338
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[2]	894	937
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	668	702
Government National Mortgage Assn. 7.50% 2009	1	1
Government National Mortgage Assn. 7.50% 2009	—	—
Government National Mortgage Assn. 9.00% 2009	3	3
Government National Mortgage Assn. 9.50% 2009	4	4
Government National Mortgage Assn. 7.50% 2011	20	20
Government National Mortgage Assn. 5.50% 2013	26	26
Government National Mortgage Assn. 6.00% 2013	296	304
Government National Mortgage Assn. 6.00% 2014	224	230
Government National Mortgage Assn. 6.00% 2014	145	149
Government National Mortgage Assn. 6.00% 2014	67	68
Government National Mortgage Assn. 6.50% 2014	122	126
Government National Mortgage Assn. 6.50% 2014	106	109
Government National Mortgage Assn. 6.50% 2014	102	105
Government National Mortgage Assn. 6.50% 2014	92	95
Government National Mortgage Assn. 6.50% 2014	91	94
Government National Mortgage Assn. 6.50% 2014	68	70
Government National Mortgage Assn. 6.50% 2014	62	64
Government National Mortgage Assn. 6.50% 2014	58	60
Government National Mortgage Assn. 6.50% 2014	50	51
Government National Mortgage Assn. 6.50% 2014	22	23
Government National Mortgage Assn. 6.50% 2014	11	11
Government National Mortgage Assn. 6.50% 2014	9	9
Government National Mortgage Assn. 5.50% 2016	522	533
Government National Mortgage Assn. 5.50% 2016	361	369
Government National Mortgage Assn. 5.50% 2016	331	339
Government National Mortgage Assn. 5.50% 2016	310	316
Government National Mortgage Assn. 5.50% 2016	285	292
Government National Mortgage Assn. 5.50% 2016	234	239
Government National Mortgage Assn. 5.50% 2016	232	237
Government National Mortgage Assn. 5.50% 2016	217	221
Government National Mortgage Assn. 5.50% 2016	203	207
Government National Mortgage Assn. 5.50% 2016	160	164
Government National Mortgage Assn. 5.50% 2016	151	154
Government National Mortgage Assn. 5.50% 2016	119	122
Government National Mortgage Assn. 5.50% 2016	96	98
Government National Mortgage Assn. 5.50% 2016	73	74
Government National Mortgage Assn. 5.50% 2016	68	69
Government National Mortgage Assn. 6.00% 2016	653	669
Government National Mortgage Assn. 6.50% 2016	324	333
Government National Mortgage Assn. 6.50% 2016	253	260
Government National Mortgage Assn. 9.00% 2016	48	53
Government National Mortgage Assn. 5.50% 2017	3,028	3,094
Government National Mortgage Assn. 5.50% 2017	2,309	2,359
Government National Mortgage Assn. 10.00% 2019	830	957
Government National Mortgage Assn. 8.50% 2021	47	51
Government National Mortgage Assn. 10.00% 2021	283	330
Government National Mortgage Assn. 8.50% 2022	17	19
Government National Mortgage Assn. 6.00% 2035	25	25
Government National Mortgage Assn. 5.00% 2038	55,396	55,692
Government National Mortgage Assn. 5.50% 2038	25,750	26,194
Government National Mortgage Assn. 5.50% 2038	16,250	16,530
Government National Mortgage Assn. 5.50% 2038	12,372	12,609
Government National Mortgage Assn. 5.50% 2038	10,000	10,172
Government National Mortgage Assn. 5.50% 2038	2,543	2,587
Government National Mortgage Assn. 6.00% 2038	94,114	96,221
Government National Mortgage Assn. 6.00% 2038	40,000	40,822
Government National Mortgage Assn. 6.00% 2038	29,000	29,649
Government National Mortgage Assn. 6.00% 2038	24,580	25,098
Government National Mortgage Assn. 6.00% 2038	11,518	11,787
Government National Mortgage Assn. 6.00% 2038	9,991	10,224
Government National Mortgage Assn. 6.00% 2038	3,992	4,081
Government National Mortgage Assn. 6.50% 2038	35,000	35,939
Government National Mortgage Assn. 6.172% 2058[3]	775	804
Government National Mortgage Assn. 6.22% 2058[3]	8,879	9,256
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	14,161
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	9,646
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	9,940
Government National Mortgage Assn., Series 2003, Class A, 5.612% 2058[3]	16,409	17,020
Government National Mortgage Assn., Series 2003, 6.116% 2058[2,3]	4,055	4,237
		3,534,711

Commercial mortgage-backed securities[1] — 1.26%
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.439% 2041[2,4]	7,350	5,712
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	4,380
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	5,000	3,497
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	2,253
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	2,752	2,602
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	1,550
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	3,000	2,688
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	5,000	3,910
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[2]	4,800	3,707
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[2]	2,000	905
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,000	4,725
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	2,000	1,705
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,375
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	5,000	3,447
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	3,000	2,074
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[2]	2,000	1,393
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[2]	11,000	9,981
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	10,750	8,216
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	2,000	1,407
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.517% 2044[2]	5,000	3,823
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.517% 2044[2]	2,000	1,376
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[2]	5,000	3,504
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	3,000	2,540
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,237	1,168
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.901% 2045[2]	3,000	2,032
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 2044[2]	3,000	2,248
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.442% 2044[2]	1,000	549
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,963	1,868
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	2,000	1,349
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	2,000	1,327
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A-2, 4.201% 2029	840	842
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,000	762
		88,915

Collateralized mortgage-backed obligations (privately originated)[1] — 0.80%
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.34% 2037[2]	2,707	1,481
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY4, Class 1-A1, 5.531% 2037[2]	8,644	4,498
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.866% 2037[2]	9,081	4,643
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018[3]	8,213	7,772
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018[3]	1,993	1,897
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.885% 2037[2]	1,851	990
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.986% 2037[2]	4,286	2,126
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.991% 2047[2]	8,844	4,701
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	5,516	4,787
Cendant Mortgage Capital LLC, Series 2003-4, Class II-A-1, 5.00% 2033	4,707	4,110
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	4,683	4,063
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2034	4,235	3,698
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	4,193	3,616
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	2,441	2,105
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.932% 2047[2]	4,238	1,604
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	2,611	1,331
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	1,310	1,129
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.088% 2047[2]	1,761	982
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	1,753	911
Paine Webber CMO, Series O, Class 5, 9.50% 2019	174	188
		56,632

Other mortgage-backed securities[1] — 0.06%
Bank of America 5.50% 2012[4]	3,970	4,052

Total mortgage-backed obligations		3,684,310

U.S. TREASURY BONDS & NOTES — 30.94%
U.S. Treasury 3.875% 2009	6,000	6,091
U.S. Treasury 3.875% 2009[3,5]	6,871	6,769
U.S. Treasury 2.00% 2010	12,075	12,278
U.S. Treasury 2.00% 2010	5,000	5,103
U.S. Treasury 5.75% 2010	14,435	15,658
U.S. Treasury 6.50% 2010	10,000	10,683
U.S. Treasury 2.375% 2011[3,5]	6,863	6,464
U.S. Treasury 4.625% 2011	44,430	48,878
U.S. Treasury 4.875% 2011	33,500	36,688
U.S. Treasury 3.00% 2012[3,5]	12,170	11,658
U.S. Treasury 4.125% 2012	7,000	7,736
U.S. Treasury 4.25% 2012	62,070	69,109
U.S. Treasury 4.625% 2012	4,825	5,343
U.S. Treasury 4.875% 2012	8,125	9,079
U.S. Treasury 0.625% 2013[3,5]	36,492	34,030
U.S. Treasury 1.875% 2013[3,5]	17,871	16,169
U.S. Treasury 2.75% 2013	10,000	10,548
U.S. Treasury 2.75% 2013	6,910	7,191
U.S. Treasury 3.125% 2013	23,000	24,370
U.S. Treasury 3.375% 2013	18,000	19,323
U.S. Treasury 3.50% 2013	53,065	57,459
U.S. Treasury 3.625% 2013	20,000	21,718
U.S. Treasury 3.875% 2013	43,720	48,041
U.S. Treasury 4.25% 2013	140,047	156,141
U.S. Treasury 2.00% 2014[3,5]	17,412	15,554
U.S. Treasury 2.00% 2014[3,5]	49,678	44,815
U.S. Treasury 4.00% 2014	11,100	12,282
U.S. Treasury 4.25% 2014	20,000	22,473
U.S. Treasury 4.25% 2014	4,825	5,454
U.S. Treasury 13.25% 2014	11,000	11,610
U.S. Treasury 1.875% 2015[3,5]	36,027	31,984
U.S. Treasury 4.25% 2015	10,000	11,221
U.S. Treasury 9.875% 2015	7,000	10,111
U.S. Treasury 11.25% 2015	30,000	44,573
U.S. Treasury 4.50% 2016	30,750	35,025
U.S. Treasury 5.125% 2016	67,150	78,597
U.S. Treasury 7.25% 2016	38,335	49,239
U.S. Treasury 7.50% 2016	16,750	21,891
U.S. Treasury 2.375% 2017[3,5]	12,722	11,708
U.S. Treasury 4.625% 2017	339,275	383,937
U.S. Treasury 8.875% 2017	47,000	67,201
U.S. Treasury 1.375% 2018[3,5]	20,802	18,679
U.S. Treasury 3.50% 2018	80,430	84,185
U.S. Treasury 3.75% 2018	41,500	44,330
U.S. Treasury 3.875% 2018	7,250	7,830
U.S. Treasury 4.00% 2018	20,000	21,812
U.S. Treasury 8.125% 2019	25,000	35,070
U.S. Treasury 8.50% 2020	49,250	71,082
U.S. Treasury 7.875% 2021	73,500	102,963
U.S. Treasury 8.00% 2021	5,125	7,332
U.S. Treasury 8.125% 2021	51,250	73,384
U.S. Treasury 6.25% 2023	44,585	56,947
U.S. Treasury 7.125% 2023	28,000	38,183
U.S. Treasury 7.50% 2024	2,450	3,640
U.S. Treasury 2.375% 2025[3,5]	2,699	2,421
U.S. Treasury 6.125% 2027	4,225	5,587
U.S. Treasury 6.25% 2030	18,000	24,618
U.S. Treasury 3.375% 2032[3,5]	1,122	1,194
U.S. Treasury 4.50% 2036	38,400	44,544
U.S. Treasury 4.375% 2038	22,470	26,042
U.S. Treasury Principal Strip 0% 2019	18,000	12,210
		2,186,255

FEDERAL AGENCY BONDS & NOTES — 11.27%
Fannie Mae 6.512% 2009[2]	1,730	1,713
Fannie Mae 3.625% 2011	10,000	10,213
Fannie Mae 5.00% 2011	29,255	30,884
Fannie Mae 6.00% 2011	15,000	16,084
Fannie Mae 6.125% 2012	137,065	149,789
Fannie Mae 3.625% 2013	48,685	49,701
Fannie Mae 5.25% 2016	6,000	6,448
Fannie Mae 5.00% 2017	85,280	90,350
Fannie Mae 5.375% 2017	26,210	28,331
Freddie Mac 2.875% 2010	17,000	17,089
Freddie Mac 5.25% 2011	59,585	63,300
Freddie Mac 4.50% 2014	34,000	36,088
Freddie Mac 5.25% 2016	12,000	12,927
Freddie Mac 5.50% 2016	7,000	7,664
Freddie Mac 5.50% 2017	58,010	63,298
Federal Home Loan Bank 2.50% 2009	5,000	4,999
Federal Home Loan Bank 4.375% 2009	21,560	21,872
Federal Home Loan Bank 5.00% 2009	10,320	10,576
Federal Home Loan Bank 3.375% 2010	10,000	10,119
Federal Home Loan Bank 3.625% 2011	3,000	3,057
Federal Home Loan Bank 5.375% 2016	12,750	13,702
Federal Home Loan Bank 5.375% 2016	8,755	9,386
Federal Home Loan Bank 4.875% 2017	24,400	25,152
Federal Home Loan Bank 4.75% 2018	10,050	10,200
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	6,750	7,061
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,687
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	20,010	21,112
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	10,225	10,919
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	20,194
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,952
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[1]	9,358	9,382
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	2,183	2,211
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,085	1,110
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	3,593	3,733
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	7,598	7,576
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[1]	4,420	4,663
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,102	2,186
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	2,255	2,156
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	1,113	1,160
		796,044

ASSET-BACKED OBLIGATIONS[1] — 1.19%
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	10,000	8,916
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[4]	5,000	3,645
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[4]	2,000	1,719
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	4,000	3,138
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	8,000	6,920
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 1.453% 2013[2,4]	5,500	4,728
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 1.473% 2015[2,4]	2,000	1,600
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	5,500	5,381
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	5,450	5,075
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	4,990	4,920
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,600	4,618
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	200	199
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	3,000	2,792
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	625	644
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	3,000	3,063
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	2,972
Discover Card Execution Note Trust, Series 2008-2, Class A, 2.423% 2012[2]	3,000	2,822
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	3,000	2,757
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,000	2,676
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	3,000	2,643
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	2,587	2,557
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	3,000	2,483
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	3,000	2,399
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	1,860	1,928
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	1,895	1,872
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	1,612
		84,079

Total bonds & notes (cost: $6,625,280,000)		6,750,688

Short-term securities — 8.41%

Federal Home Loan Bank 0.10%–2.35% due 12/1/2008–4/30/2009	362,650	362,507
U.S. Treasury Bills 0.45%–0.75% due 12/4/2008–1/8/2009	130,800	130,779
International Bank for Reconstruction and Development 0.18%–1.10% due 12/5/2008–2/4/2009	101,300	101,231

Total short-term securities (cost: $594,459,000)		594,517

Total investment securities (cost: $7,219,739,000)		7,345,205
Other assets less liabilities		(279,956)

Net assets		$7,065,249

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $250,131,000, which represented 3.54% of the net assets of the fund.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $82,483,000, which represented 1.17% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government retail price index.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2008 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	7,313,887
Level 3 — Significant unobservable inputs	31,318
Total	$7,345,205

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the year ended November 30, 2008 (dollars in thousands):

Beginning value at 9/1/2008	$—
Net purchases	4,893
Net unrealized appreciation	149
Net transfers into Level 3	26,276
Ending value at 11/30/2008	$31,318

Net unrealized appreciation during the period on Level 3 investment securities held at 11/30/2008	$149

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$196,106
Gross unrealized depreciation on investment securities	(75,976)
Net unrealized appreciation on investment securities	120,130
Cost of investment securities for federal income tax purposes	7,225,075

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-922-0109O-S15824

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 28, 2009